SUBSEQUENT EVENTS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2022 CNY (¥) employee shares	Oct. 31, 2022 CNY (¥)	Oct. 31, 2022 USD ($) shares	Sep. 30, 2022 shares
2021 Share Award Scheme
Subsequent Event [Line Items]
Maximum aggregate numbers of ordinary shares that are authorized to be issued				209,216,310
Subsequent event | 2021 Share Award Scheme
Subsequent Event [Line Items]
Stock repurchase program,authorized amount | $			$ 209,216,310
Maximum aggregate numbers of ordinary shares that are authorized to be issued			236,717,025
Camelot Technology Co Ltd | Subsequent event
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	3.19%		9.50%
Cash consideration | ¥	¥ 43,981	¥ 456,000
Number of employee incentive platforms | employee	3
Percentage of equity interest acquired by employee incentive platforms	3.19%
Camelot Technology Co Ltd | Subsequent event | 2021 Share Award Scheme | Restricted share units
Subsequent Event [Line Items]
Number of shares to be granted	27,500,715